SHAREHOLDERS' EQUITY - Treasury shares - Changes (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quantity
Balance, beginning of the year	34,765,600,000	51,911,569,000
Repurchase	51,115,300,000	20,000,000,000
Stock Repurchase Program, Number of Shares Authorized to be Exercised	(1,005,113,000)
Stock canceled during period, shares	(60,000,000,000)	(37,145,969,000)
Balance, end of the year	24,875,787,000	34,765,600,000	51,911,569,000
Average cost per share
Balance, beginning of the year	R$ 42.69	R$ 40.84
Repurchase	54.91	44.05
Share Exercised, Price Paid Per Share	47.55
Weighted Average Price Per Share of Treasury Shares Canceled During the Period	48.40	40.84
Balance, end of the year	R$ 53.84	R$ 42.69	R$ 40.84
Historical value
Balance, beginning of the year	R$ 1,484,014,000	R$ 2,120,324,000
Shares repurchased	2,806,764,000	880,914,000	R$ (1,904,424,000)
Total amount of exercised shares	(47,794,000)
Stock Canceled During The Period Value	(2,903,787,000)	(1,517,224,000)
Balance, end of the year	1,339,197,000	1,484,014,000	2,120,324,000
Market value
Balance, beginning of the year	1,934,010,000	2,504,214,000
Repurchase	2,806,764,000	880,914,000
Stock Exercised During Period, Market Value	(54,213,000)
Stock Canceled During Period, Market Value	(3,238,200,000)	(1,570,532,000)
Balance, end of the year	R$ 1,536,826,000	R$ 1,934,010,000	R$ 2,504,214,000